Share-based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based compensation expense recognized in costs and expenses

	Year Ended December 31,
Share-based compensation expense	2016	2017	2018
Cost of revenues	$366	$198	$(69)
Product development expenses	9,184	23,547	6,131
Sales and marketing expenses	2,394	5,915	405
General and administrative expenses	7,176	15,817	(4,372)

	$19,120	$45,477	$2,095

Share-based compensation expense recognized for share awards of Sohu (excluding Sohu Video), Sogou, Changyou and Sohu Video

	Year Ended December 31,
Share-based compensation expense	2016	2017	2018
For Sohu (excluding Sohu Video) share-based awards	$2,761	$652	$(5,100)
For Sogou share-based awards (1)	8,802	27,729	14,204
For Changyou share-based awards	8,402	17,394	(6,461)
For Sohu Video share-based awards	(845)	(298)	(548)

	$19,120	$45,477	$2,095

Note (1):

Compensation expense for Sogou share-based awards also includes compensation expense for Tencent restricted share units that Tencent had granted to employees who transferred to Sogou with the Soso search and search-related businesses.